Long-term bank debt, current and non current, detail 2 (Details) - Rbs Term Loan [Member] $ in Thousands	Jun. 30, 2016 USD ($)
Debt Instrument [Line Items]
July 1, 2016 to June 30, 2017	$ 8,138
July 1, 2017 to June 30, 2018	8,138
July 1, 2018 to June 30, 2019	18,046
July 1, 2019 to June 30, 2020	19,816
July 1, 2020 to June 30, 2021	19,816
July 1, 2021 and thereafter	63,045
Total	$ 136,999